Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Income Tax Expense

The domestic (British Virgin Islands) and foreign (all other jurisdictions except British Virgin Islands) components of income (loss) before income tax expense were as follows (in thousands):

	Year Ended	Period from	Period from	Year Ended
	January 1 to	June 7, 2018 to	January 1 to	January 1 to
	December 31, 2019	December 31, 2018	June 6, 2018	December 31, 2017
	Successor		Predecessor

Domestic	$(1,675)	$(20,722)	$-	$-
Foreign	54,050	65,133	9,078	32,939
Income Before Income Tax	$52,435	$44,411	$9,078	$32,939

Schedule of Components of Income Tax Expense (Benefit)

The components of the income tax expense (benefit), all of which is foreign, are as follows (in thousands):

	Year Ended	Period from	Period from	Year Ended
	January 1 to	June 7, 2018 to	January 1 to	January 1 to
	December 31, 2019	December 31, 2018	June 6, 2018	December 31, 2017
	Successor		Predecessor

Current tax expense	$17,006	$11,456	$2,342	$3,988
Deferred tax expense (benefit)	(3,935)	(2,025)	-	598
Income tax expense	$13,071	$9,431	$2,342	$4,586

Schedule of Deferred Income Tax Assets (Liabilities)

The components of net deferred tax liabilities and assets are as follows (in thousands):

	December 31, 2019	December 31, 2018

Deferred Tax Assets
Property, plant and equipment	$1,678	$-
Net operating loss carryforward	6,932	3,184
Total deferred tax assets	8,610	3,184
Less: valuation allowance	(4,886)	(31)
Deferred tax assets, net of valuation allowance	$3,724	$3,153

Deferred Tax Liabilities
Property, plant and equipment	$(4,911)	$(5,783)
Intangible assets	(25,030)	(28,126)
Total deferred tax liabilities	(29,941)	(33,909)
Net deferred tax liability	$(26,217)	$(30,756)

Schedule of Effective Income Tax Rate Reconciliation

For the United Arab Emirates, the statutory rate on our operations is also 0%.

	Year Ended	Period from	Period from	Year Ended
	January 1 to	June 7, 2018 to	January 1 to	January 1 to
	December 31, 2019	December 31, 2018	June 6, 2018	December 31, 2017
	Successor		Predecessor

Income tax at statutory rate (BVI and UAE 0%)	-	-	-	-
Foreign tax rate differential	$12,848	$8,328	$2,147	$5,329
Non-deductible expenses	-	-	-	110
Tax effect of adjustments to prior year tax provisions	(2,054)	-	195	-
Effect of tax exemption	-	-	-	(1,189)
Allocation of head office / corporate costs, net of unrecognized benefit	-	-	-	161
Unrecognized tax benefits	2,476	1,574	-	-
Other	(199)	(471)	-	175
Income Tax Expense	$13,071	$9,431	$2,342	$4,586

Schedule of Unrecognized Tax Benefits

A summary of activity related to the net unrecognized tax benefits is as follows:

	Year Ended	Period from	Period from	Year Ended
	January 1 to	June 7, 2018 to	January 1 to	January 1 to
	December 31, 2019	December 31, 2018	June 6, 2018	December 31, 2017
	Successor		Predecessor

Balance at beginning of period	$7,135	$-	$4,837	$3,703
Additions from tax positions adjusted in purchase accounting	1,072	5,561	-	-
Additions from tax positions related to the current period	1,376	1,324	-	1,134
Additions from tax positions related to prior periods	4,700	250	-	-
Reductions from tax positions related to earlier periods	(873)	-	-	-
Other	(877)	-
Ending unrecognized tax benefits	$12,533	$7,135	$4,837	$4,837